UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Strategic Beta Emerging Markets Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Strategic Beta Emerging Markets Equity Fund

January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.6%
Brazil - 3.2%
Ambev	14,000		96,453
B3 - Brasil Bolsa Balcao	4,650		38,064
Banco Bradesco	5,001		61,736
Banco Santander Brasil	200		2,250
BB Seguridade Participacoes	3,200		31,247
CCR	3,900		19,182
Centrais Eletricas Brasileiras	1,100	[a]	7,019
Cia de Saneamento Basico do Estado de
Sao Paulo	2,100		23,979
Cia Siderurgica Nacional	5,500	[a]	18,972
Cielo	3,736		31,520
Cosan Industria e Comercio	1,400		19,176
CPFL Energia	943	[a]	6,349
EDP - Energias do Brasil	2,400		10,328
Embraer	3,300		20,736
Engie Brasil Energia	1,000		11,281
Equatorial Energia	600		13,183
Fibria Celulose	1,500		25,838
Hypermarcas	400		4,562
JBS	10,000		31,544
Klabin	300		1,677
Kroton Educacional	2,200		11,221
Localiza Rent a Car	1,575		12,744
Lojas Renner	1,540		18,300
M Dias Branco	300		5,393
Multiplan Empreendimentos
Imobiliarios	100		2,277
Natura Cosmeticos	1,700		18,633
OdontoPrev	1,000		5,220
Porto Seguro	800		11,094
Qualicorp	1,100		10,562
Raia Drogasil	400		10,600
Sul America	3,307		21,071
Tim Participacoes	2,400		10,169
Transmissora Alianca de Energia
Eletrica	3,100		19,606
Ultrapar Participacoes	3,000		76,780
WEG	1,100		8,183
			716,949

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
Chile - 1.2%
AES Gener	12,585		4,040
Aguas Andinas, Cl. A	12,449		8,384
Banco de Chile	70,681		12,075
Banco de Credito e Inversiones	48		3,687
Banco Santander Chile	204,192		17,248
Cencosud	6,097		18,994
Empresas COPEC	2,222		38,441
Enel Americas	205,628		48,096
Enel Chile	310,602		39,158
Enel Generacion Chile	36,680		35,093
LATAM Airlines Group	1,438		24,880
SACI Falabella	2,095		21,998
			272,094
China - 20.3%
3SBio	500	[a,b]	1,019
58.com, ADR	50	[a]	3,994
AAC Technologies Holdings	800		13,377
Agile Property Holdings	12,000		21,537
Agricultural Bank of China, Cl. H	113,300		69,521
Air China, Cl. H	10,000		14,624
Alibaba Group Holding, ADR	500	[a]	102,145
A-Living Services, Cl. H	240	[a,b]	0
Aluminum Corporation of China, Cl. H	40,300	[a]	27,304
Anhui Conch Cement, Cl. H	7,000		38,567
ANTA Sports Products	3,200		15,422
AviChina Industry & Technology, Cl. H	5,600		3,000
Baidu, ADR	120	[a]	29,630
Bank of China, Cl. H	492,200		296,353
Bank of Communications, Cl. H	74,200		64,310
Beijing Capital International Airport, Cl.
H	3,600		5,458
BYD, Cl. H	2,200		20,713
CGN Power, Cl. H	14,800	[b]	4,181
China Cinda Asset Management, Cl. H	22,800		9,647
China Coal Energy, Cl. H	24,000		12,395
China Communications Construction, Cl.
H	47,800		57,072
China Communications Services, Cl. H	22,500		14,295
China Construction Bank, Cl. H	520,400		600,053
China Everbright Bank, Cl. H	10,000		5,663
China Evergrande Group	30,000	[a]	99,135
China Huarong Asset Management, Cl. H	17,200	[b]	8,685
China Huishan Dairy Holdings	1,900	[a,c]	0
China Life Insurance, Cl. H	42,000		142,011

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
China - 20.3% (continued)
China Longyuan Power Group, Cl. H	9,500		6,946
China Medical System Holdings	1,200		2,574
China Mengniu Dairy	3,800	[a]	12,411
China Merchants Bank, Cl. H	8,400		41,180
China National Building Material, Cl. H	44,600		47,664
China Pacific Insurance Group, Cl. H	15,200		77,140
China Petroleum & Chemical, Cl. H	337,300		291,480
China Railway Construction, Cl. H	36,200		44,008
China Railway Group, Cl. H	90,200		69,299
China Resources Pharmaceutical Group	11,500	[b]	15,142
China Shenhua Energy, Cl. H	53,500		166,532
China Southern Airlines, Cl. H	21,300		27,773
China Telecom, Cl. H	90,000		44,525
China Vanke, Cl. H	10,800		52,877
Chongqing Changan Automobile, Cl. B	2,400		2,712
Chongqing Rural Commercial Bank, Cl. H	9,200		8,338
CNOOC	102,000		158,816
CRRC, Cl. H	9,600		9,511
Dongfeng Motor Group, Cl. H	11,500		15,024
Fosun International	3,400		8,032
Fuyao Glass Industry Group, Cl. H	400	[b]	1,695
GF Securities, Cl. H	1,100		2,458
GOME Retail Holdings	67,200		8,505
Guangzhou Automobile Group, Cl. H	9,200		20,840
Guangzhou R&F Properties, Cl. H	10,100		28,405
Haitian International Holdings	1,800		5,626
Hengan International Group	4,000		38,350
Huaneng Power International, Cl. H	48,700		31,439
Huaneng Renewables, Cl. H	20,100		6,963
Industrial & Commercial Bank of China,
Cl. H	464,100		439,025
Jiangsu Expressway, Cl. H	6,700		10,329
Jiangxi Copper, Cl. H	13,400		22,680
Kingsoft	600		2,052
NetEase, ADR	110		35,218
New Oriental Education & Technology
Group, ADR	100		9,209
People's Insurance Company Group of
China, Cl. H	58,900		33,656
PetroChina, Cl. H	146,000		115,715
PICC Property & Casualty, Cl. H	33,300		69,132
Ping An Insurance Group Company of
China, Cl. H	17,700		209,635
Semiconductor Manufacturing
International	4,510	[a]	6,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
China - 20.3% (continued)
Shanghai Electric Group, Cl. H	12,200	[a]	4,959
Shanghai Fosun Pharmaceutical Group,
Cl. H	500		2,905
Shanghai Lujiazui Finance & Trade Zone
Development, Cl. B	1,880		2,856
Shanghai Pharmaceuticals Holding, Cl. H	5,700		14,937
Shenzhou International Group Holdings	600		6,194
SINA	50	[a]	5,863
Sino-Ocean Group Holding	34,500		28,534
Sinopec Engineering Group, Cl. H	3,400		3,651
Sinopec Shanghai Petrochemical, Cl. H	30,900		18,921
Sinopharm Group, Cl. H	9,600		42,400
Sinotrans, Cl. H	14,900		9,047
Sunac China Holdings	4,600		22,081
Sunny Optical Technology Group	1,000		13,844
Tencent Holdings	3,800		225,202
Tingyi Holding	14,000		29,172
TravelSky Technology, Cl. H	1,800		5,649
Vipshop Holdings, ADR	1,100	[a]	18,183
Want Want China Holdings	25,200		22,260
Weichai Power, Cl. H	24,400		30,505
Yanzhou Coal Mining, Cl. H	33,000		57,541
Yum China Holdings	1,000		46,390
YY, ADR	50	[a]	6,648
Zhejiang Expressway, Cl. H	7,700		9,115
Zhuzhou CRRC Times Electric, Cl. H	600		3,321
Zijin Mining Group, Cl. H	42,200		21,255
ZTE, Cl. H	3,200	[a]	11,658
			4,542,656
Colombia - .5%
Cementos Argos	669		2,664
Corporacion Financiera Colombiana	174		1,648
Ecopetrol	92,202		86,419
Grupo Argos	1,015		7,382
Grupo de Inversiones Suramericana	575		8,129
Interconexion Electrica	2,689		13,549
			119,791
Czech Republic - .3%
CEZ	973		24,925
Komercni banka	348		15,983
Moneta Money Bank	3,293	[b]	13,677
O2 Czech Republic	1,210		16,880
			71,465

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
Egypt - .1%
Commercial International Bank Egypt	1,834		8,102
Global Telecom Holding	29,733	[a]	11,482
Talaat Moustafa Group	1,540		828
			20,412
Greece - .2%
Eurobank Ergasias	2,148	[a]	2,400
FF Group	119	[a]	2,849
Hellenic Telecommunications
Organization	883		13,868
JUMBO	387		7,649
OPAP	996		13,355
Titan Cement	92		2,821
			42,942
Hong Kong - 2.8%
Beijing Enterprises Holdings	1,800		11,056
Beijing Enterprises Water Group	8,600	[a]	6,189
Brilliance China Automotive Holdings	1,200		3,068
China Conch Venture Holdings	500		1,400
China Everbright	2,400		5,921
China Everbright International	2,400		3,669
China Gas Holdings	4,300		12,588
China Jinmao Holdings Group	34,000		22,166
China Mobile	6,100		64,410
China Overseas Land & Investment	11,100		42,994
China Power International Development	18,700		5,116
China Resources Gas Group	2,400		7,900
China Resources Power Holdings	20,500		37,841
China State Construction International
Holdings	1,900		2,749
China Taiping Insurance Holdings	6,700		28,949
CITIC	25,000		39,437
COSCO SHIPPING Ports	3,800		3,978
Country Garden Holdings	25,100		53,969
CSPC Pharmaceutical Group	5,500		12,206
ENN Energy Holdings	3,900		30,113
Far East Horizon	2,900		3,125
GCL-Poly Energy Holdings	118,000	[a]	20,364
Geely Automobile Holdings	6,900		22,095
Guangdong Investment	7,300		10,862
Haier Electronics Group	4,900	[a]	16,787
Kingboard Chemical Holdings	4,500		24,765
Kunlun Energy	24,000		23,808
Longfor Properties	8,200		26,782
Nine Dragons Paper Holdings	9,700		15,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 93.6% (continued)
Hong Kong - 2.8% (continued)
Shanghai Industrial Holdings	3,800	11,124
Shimao Property Holdings	7,900	23,581
Sino Biopharmaceutical	7,500	13,825
Sun Art Retail Group	10,400	14,119
		622,059
Hungary - .3%
MOL Hungarian Oil & Gas	2,440	29,808
OTP Bank	550	25,499
Richter Gedeon	369	9,484
		64,791
Indonesia - 1.3%
Adaro Energy	102,500	18,757
Astra International	65,800	41,775
Bank Central Asia	15,700	26,648
Bank Danamon Indonesia	9,800	5,234
Bank Mandiri	27,100	16,497
Bank Negara Indonesia	19,400	13,621
Bank Rakyat Indonesia	115,000	31,781
Charoen Pokphand Indonesia	16,300	4,200
Gudang Garam	1,200	7,264
Hanjaya Mandala Sampoerna	16,200	5,929
Indocement Tunggal Prakarsa	4,100	6,676
Indofood CBP Sukses Makmur	5,400	3,519
Indofood Sukses	11,400	6,599
Jasa Marga	7,700	3,278
Kalbe Farma	40,500	5,037
Matahari Department Store	3,300	2,742
Media Nusantara Citra	10,600	1,207
Pakuwon Jati	14,100	748
Surya Citra Media	8,600	1,728
Telekomunikasi Indonesia	158,500	47,236
Tower Bersama Infrastructure	8,100	3,721
Unilever Indonesia	2,900	11,783
United Tractors	7,200	20,919
Waskita Karya	6,900	1,458
		288,357
Malaysia - .9%
AirAsia	11,000	11,684
Astro Malaysia Holdings	6,300	4,202
Berjaya Sports Toto	7,497	4,347
British American Tobacco Malaysia	600	5,262
Dialog Group	2,300	1,511
DiGi.Com	14,600	18,541
Felda Global Ventures Holdings	4,400	2,269

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
Malaysia - .9% (continued)
Genting	11,800		29,154
Genting Malaysia	4,800		6,785
HAP Seng Consolidated	600		1,496
IOI	12,300		14,800
IOI Properties Group	1,500		766
Kuala Lumpur Kepong	1,300		8,412
Malaysia Airports Holdings	900		2,090
Maxis	11,800		18,407
Petronas Chemicals Group	5,800		12,113
Petronas Dagangan	800		5,053
Petronas Gas	1,400		6,429
Public Bank	3,200		18,045
Sime Darby	4,900		3,847
Sime Darby Plantation	4,900	[a]	6,914
Sime Darby Property	4,900	[a]	1,986
Westports Holdings	2,000		1,796
YTL	17,442		6,847
			192,756
Mexico - 3.7%
Alfa, Cl. A	17,000		21,274
America Movil, Ser. L	323,400		302,866
Arca Continental	800		5,821
Banco Santander Mexico, Cl. B	9,300		14,666
Cemex	69,648	[a]	57,966
Coca-Cola Femsa, Ser. L	3,300		25,261
El Puerto de Liverpool, Ser. C1	240		1,779
Fibra Uno Administracion	1,900		2,992
Fomento Economico Mexicano	11,300		110,318
Gentera	3,800		3,448
Gruma, Cl. B	930		11,121
Grupo Aeroportuario del Pacifico, Cl. B	1,400		14,673
Grupo Aeroportuario del Sureste, Cl. B	430		8,364
Grupo Bimbo, Ser. A	4,900		11,947
Grupo Carso, Ser. A1	900		3,387
Grupo Financiero Banorte, Cl. O	3,600		23,056
Grupo Lala	1,100		1,762
Grupo Mexico, Ser. B	17,700		62,501
Industrias Penoles	755		17,496
Infraestructura Energetica Nova	500		2,606
Kimberly-Clark de Mexico, Cl. A	6,500		12,178
Mexichem	1,847		5,239
OHL Mexico	4,000		6,748
Promotora y Operadora de
Infraestructura	345		3,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
Mexico - 3.7% (continued)
Southern Copper	400		19,420
Wal-Mart de Mexico	28,600		71,547
			821,968
Peru - .1%
Credicorp	150		34,744
Philippines - .5%
Aboitiz Power	3,200		2,558
Ayala	570		11,667
Ayala Land	6,500		5,607
Bank of the Philippine Islands	510		1,185
BDO Unibank	1,100		3,281
DMCI Holdings	16,450		4,618
Energy Development	32,900		3,643
Globe Telecom	320		11,852
GT Capital Holdings	170		4,457
International Container Terminal
Services	960		2,124
JG Summit Holdings	5,070		7,561
Jollibee Foods	540		2,998
Manila Electric Co.	2,570		16,963
Megaworld	13,400		1,293
Metro Pacific Investments	21,100		2,657
PLDT	565		17,280
Robinsons Land	1,400		570
SM Investments	655		13,087
SM Prime Holdings	5,500		3,956
Universal Robina	950		2,987
			120,344
Poland - 5.6%
Bank Millennium	1,480	[a]	4,243
Bank Zachodni	71		8,914
CCC	22		1,893
Eurocash	444		3,578
Grupa Lotos	581		10,316
Jastrzebska Spolka Weglowa	257	[a]	7,461
KGHM Polska Miedz	1,051		34,574
mBank	24	[a]	3,659
Orange Polska	11,636	[a]	21,321
PGE	8,701	[a]	30,925
Polski Koncern Naftowy ORLEN	2,787		90,390
Polskie Gornictwo Naftowe i
Gazownictwo	10,915		21,403
Powszechna Kasa Oszczednosci Bank
Polski	2,596	[a]	35,432

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
Poland - 5.6% (continued)
Powszechny Zaklad Ubezpieczen	70,264		960,685
Tauron Polska Energia	12,720	[a]	11,521
			1,246,315
Qatar - .3%
Barwa Real Estate	230		2,400
Ezdan Holding Group	1,010		3,212
Industries Qatar	438		13,185
Masraf Al Rayan	788		8,744
Ooredoo	497		13,036
Qatar Electricity & Water	93		4,957
Qatar Gas Transport	1,261		6,490
Qatar Insurance	93		1,303
Qatar National Bank	367		13,628
			66,955
Romania - .0%
NEPI Rockcastle	55		747
Russia - 5.3%
Alrosa	28,200		40,885
Gazprom	101,070		257,758
Inter RAO UES	370,200		24,960
LUKOIL	3,260		216,200
MMC Norilsk Nickel	802		165,613
Mobile TeleSystems, ADR	7,700		93,478
Moscow Exchange MICEX-RTS	3,260		6,669
Novatek, GDR	171		22,760
Novolipetsk Steel	9,370		24,503
PhosAgro, GDR	435		6,895
Polyus	398		32,427
Rostelecom	3,380		4,029
RusHydro	538,400		6,949
Sberbank of Russia	29,200		137,395
Severstal	1,670		27,305
Sistema, GDR	2,772		12,480
Surgutneftegas	36,000		18,406
Tatneft	9,670		97,228
			1,195,940
South Africa - 3.8%
Anglo American Platinum	97	[a]	2,907
AngloGold Ashanti	2,567		28,538
Aspen Pharmacare Holdings	686		15,676
Barclays Africa Group	3,324		50,535
Bid Corp	1,533		34,319
Bidvest Group	1,295		27,328
Capitec Bank Holdings	40		2,703

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
South Africa - 3.8% (continued)
Coronation Fund Managers	1,076		7,154
Exxaro Resources	1,018		12,298
FirstRand	10,285		57,736
Growthpoint Properties	2,134		5,001
Hyprop Investments	633		6,198
Impala Platinum Holdings	1,295	[a]	3,974
Imperial Holdings	1,324		31,741
Investec	1,094		8,580
Kumba Iron Ore	750		22,736
Liberty Holdings	442		4,893
Life Healthcare Group Holdings	3,147		7,247
Massmart Holdings	900		10,514
Mondi	769		20,536
Mr Price Group	639		15,427
MTN Group	11,834		131,264
Naspers, Cl. N	59		16,846
Nedbank Group	927		20,659
Pick n Pay Stores	2,841		16,370
Pioneer Foods Group	322		3,550
PSG Group	50		937
Rand Merchant Investment Holdings	1,549		5,797
Redefine Properties	5,501		5,024
Remgro	628		12,524
Resilient REIT	82		806
RMB Holdings	995		6,619
Sanlam	3,809		28,360
Sappi	4,026		29,007
SPAR Group	1,231		21,303
Standard Bank Group	5,974		101,192
Steinhoff International Holdings	7,351		4,244
Telkom	1,626		7,076
The Foschini Group	968		15,816
Tiger Brands	464		18,057
Truworths International	1,558		12,889
Tsogo Sun Holdings	2,137		4,633
Vodacom Group	1,650		22,773
			861,787
South Korea - 19.6%
Amorepacific	29	[a]	8,134
Amorepacific Group	82	[a]	10,904
BGF	38		546
BGF retail	20	[a]	4,120
CJ	383		65,994
CJ CheilJedang	61		20,479

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
South Korea - 19.6% (continued)
CJ E&M	37		3,132
CJ Logistics	12	[a]	1,629
Coway	105		9,361
Daelim Industrial	247		18,805
Daewoo Engineering & Construction	529	[a]	3,071
DB Insurance	669		45,358
DGB Financial Group	436		5,063
Dongsuh Cos.	40		1,096
Doosan Heavy Industries & Construction	742	[a]	11,813
E-MART	107		29,159
GS Holdings	674		43,804
GS Retail	112		4,085
Hana Financial Group	1,377		67,183
Hanmi Pharm	2	[a]	1,118
Hanmi Science	1	[a]	98
Hanon Systems	469		5,732
Hanssem	10	[a]	1,597
Hanwha	4,736	[a]	208,671
Hanwha Chemical	770		25,382
Hanwha Life Insurance	1,531	[a]	10,767
Hanwha Techwin	153	[a]	4,821
Hotel Shilla	96		8,361
Hyosung	213		26,928
Hyundai Construction Equipment	18	[a]	3,430
Hyundai Department Store	36		3,506
Hyundai Development Co-Engineering &
Construction	422		17,507
Hyundai Electric & Energy System	18	[a]	2,073
Hyundai Engineering & Construction	945	[a]	37,965
Hyundai Glovis	125		16,330
Hyundai Marine & Fire Insurance	658		28,560
Hyundai Robotics	31		13,267
Hyundai Steel	524		27,970
Industrial Bank of Korea	893		13,924
Kangwon Land	267	[a]	8,114
KB Financial Group	2,039		128,506
Korea Aerospace Industries	95	[a]	4,680
Korea Gas	111	[a]	5,130
Korea Investment Holdings	91	[a]	7,448
Korea Zinc	20	[a]	9,646
Korean Air Lines	1,156	[a]	41,732
KT	699		19,408
KT&G	600		59,840
LG	647		53,985

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
South Korea - 19.6% (continued)
LG Chem	262		105,992
LG Display	2,148		64,771
LG Electronics	1,583		151,948
LG Household & Health Care	17		18,738
Lotte	22	[a]	1,438
Lotte Chemical	88		34,612
Lotte Confectionery Co.	3	[a]	492
Mirae Asset Daewoo	2,297		24,199
NAVER	42		35,792
NH Investment & Securities	414	[a]	6,513
Ottogi	3		2,163
POSCO	874		311,427
Posco Daewoo	242		5,462
S-1	48		4,468
Samsung C&T	232		30,851
Samsung Card	66		2,407
Samsung Electro-Mechanics	238		23,736
Samsung Electronics	619		1,446,275
Samsung Fire & Marine Insurance	147		39,784
Samsung Life Insurance	251		30,322
Samsung SDI	80		14,759
Samsung SDS	85		20,417
Shinhan Financial Group	2,131		106,365
Shinsegae	44		14,133
SK Holdings	683		203,714
SK Hynix	3,179		218,810
SK Innovation	845		161,823
SK Networks	2,504		15,242
SK Telecom	227		56,439
S-Oil	280		32,252
Woori Bank	2,438		38,470
Yuhan	15		3,273
			4,377,319
Taiwan - 11.5%
Acer	47,000	[a]	44,588
Advanced Semiconductor Engineering	29,000		41,193
Advantech	1,099		8,597
Asustek Computer	6,000		57,848
AU Optronics	129,000		61,522
Catcher Technology	2,000		22,919
Cathay Financial Holding	24,000		44,961
Chailease Holding	2,040		6,866
Chang Hwa Commercial Bank	8,180		4,799
Cheng Shin Rubber Industry	5,000		8,715

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
Taiwan - 11.5% (continued)
Chicony Electronics	3,040		8,011
China Airlines	15,000	[a]	6,227
China Life Insurance	22,314		22,968
Chunghwa Telecom	20,000		74,454
Compal Electronics	80,000		59,563
CTBC Financial Holding	58,786		42,962
E.Sun Financial Holding	7,601		5,007
EVA Airways	11,330		6,006
Evergreen Marine	6,000	[a]	3,551
Far Eastern New Century	45,000		40,221
Far EasTone Telecommunications	9,000		23,468
Feng TAY Enterprise	1,120		5,303
First Financial Holding	11,004		7,608
Formosa Chemicals & Fibre	15,000		56,098
Formosa Petrochemical	5,000		21,273
Formosa Plastics	18,000		63,921
Formosa Taffeta	3,000		3,340
Foxconn Technology	3,060		8,756
Fubon Financial Holding	34,000		63,228
Giant Manufacturing	1,000		5,610
Highwealth Construction	6,100		9,586
Hon Hai Precision Industry	86,755		274,444
Hotai Motor	1,000		13,021
HTC	6,000	[a]	14,616
Hua Nan Financial Holdings	9,066		5,412
Innolux	134,000		63,217
Inventec	31,000		25,314
MediaTek	4,000		41,035
Micro-Star International	5,000		16,521
Nan Ya Plastics	27,000		74,204
Nanya Technology	1,000		2,724
Novatek Microelectronics	3,000		12,609
Pegatron	13,000		35,237
Phison Electronics	1,000		10,225
Pou Chen	26,000		34,969
Powertech Technology	4,000		13,011
President Chain Store	3,000		29,696
Quanta Computer	11,000		23,966
Realtek Semiconductor	2,000		7,994
Ruentex Industries	1,000	[a]	1,767
Shin Kong Financial Holding	63,000		23,129
Siliconware Precision Industries	10,000		17,293
Standard Foods	1,154		2,962
Synnex Technology International	44,600		63,123

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 93.6% (continued)
Taiwan - 11.5% (continued)
Taishin Financial Holding	18,346	9,253
Taiwan Business Bank	5,565	1,650
Taiwan Cooperative Financial Holding	6,468	3,850
Taiwan Mobile	9,000	34,431
Taiwan Semiconductor Manufacturing	72,000	629,943
Teco Electric & Machinery	8,000	7,713
Transcend Information	1,000	2,892
Uni-President Enterprises	42,360	101,738
Vanguard International Semiconductor	4,000	9,031
Wistron	72,880	61,264
WPG Holdings	14,000	19,094
Yageo	2,000	26,556
Yuanta Financial Holding	19,000	9,127
Yulon Motor	5,000	4,074
		2,566,274
Thailand - 2.4%
Advanced Info Service	4,700	28,887
Airports of Thailand	5,000	11,175
Bangkok Dusit Medical Services, Cl. F	2,700	1,862
Bangkok Expressway & Metro	3,700	916
Banpu	6,500	4,732
BEC World	4,000	1,494
Berli Jucker	1,200	2,203
Bumrungrad Hospital	400	2,503
Central Pattana	1,100	2,915
Charoen Pokphand Foods	19,500	14,693
CP ALL	12,700	32,338
Delta Electronics Thai	1,100	2,704
Electricity Generating	300	2,088
Glow Energy	2,400	6,533
Home Product Center	7,400	3,355
Indorama Ventures	21,200	37,905
IRPC	34,400	8,073
KCE Electronics	400	951
Krung Thai Bank	6,900	4,406
Minor International	2,100	2,950
PTT	12,500	196,360
PTT Exploration & Production	5,200	19,757
PTT Global Chemical	22,800	70,067
Robinson	1,000	2,291
Siam Cement	1,050	16,494
Siam Commercial Bank	3,600	18,103
Thai Oil	14,600	47,781
TMB Bank	23,200	2,148

Description	Shares		Value ($)
Common Stocks - 93.6% (continued)
Thailand - 2.4% (continued)
True	9,900	[a]	2,134
			547,818
Turkey - 1.6%
Akbank	6,378		18,540
Arcelik	1,727		8,762
BIM Birlesik Magazalar	1,439		28,787
Cola-Cola Icecek	276		2,643
Emlak Konut Gayrimenkul Yatirim
Ortakligi	3,413	[a]	2,408
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	5,486		14,531
Ford Otomotiv Sanayi	325		5,191
Haci Omer Sabanci Holding	7,682		23,455
KOC Holding	6,571		32,010
Petkim Petrokimya Holding	2,863		6,051
TAV Havalimananlari Holding	1,077		6,347
Tofas Turk Otomobil Fabrikasi	834		7,082
Tupras Turkiye Petrol Rafinerileri	1,314		40,365
Turk Hava Yollari	5,850	[a]	25,664
Turk Telekomunikasyon	2,544	[a]	4,294
Turkcell Iletisim Hizmetleri	13,571		56,392
Turkiye Garanti Bankasi	7,133		23,336
Turkiye Halk Bankasi	2,736		7,385
Turkiye Is Bankasi, Cl. C	8,314		17,816
Turkiye Sise ve Cam Fabrikalari	3,686		4,906
Turkiye Vakiflar Bankasi, Cl. D	3,408		6,831
Ulker Biskuvi Sanayi	335		2,119
Yapi ve Kredi Bankasi	3,046	[a]	3,779
			348,695
United Arab Emirates - .7%
Abu Dhabi Commercial Bank	7,388		14,583
Aldar Properties	9,256		5,771
DP World	537		14,236
Dubai Islamic Bank	1,543		2,563
Emaar Malls	8,075		5,079
Emaar Properties	22,979		41,166
Emirates Telecommunications Group	11,270		54,617
First Abu Dhabi Bank	4,921		15,006
			153,021
United States - 7.4%
iShares MSCI Emerging Markets ETF	14,000		714,420
iShares MSCI India ETF	25,091		934,640
			1,649,060
Total Common Stocks (cost $15,156,217)			20,945,259

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Preferred
	Dividend
Preferred Stocks - 3.9%
Brazil - 2.6%
Banco Bradesco	3.07	10,765		137,688
Braskem, Cl. A	2.63	900		13,958
Centrais Eletricas Brasileiras, Cl. B	6.13	1,100		8,179
Cia Brasileira de Distribuicao	0.47	1,200		28,362
Cia Energetica de Minas Gerais	2.86	13,000		30,603
Cia Paranaense de Energia, Cl. B	11.66	1,200		9,232
Gerdau	0.36	5,700		25,763
Itau Unibanco Holding	5.57	13,300		218,160
Itausa - Investimentos Itau	7.09	21,691		90,209
Telefonica Brasil	5.06	1,000		16,902
				579,056
Chile - .1%
Embotelladora Andina, Cl. B	2.93	705		3,438
Sociedad Quimica y Minera de Chile, Cl.
B	2.67	296		16,584
				20,022
Colombia - .1%
Bancolombia	2.94	400		4,575
Grupo Aval Acciones y Valores	4.63	9,634		4,328
Grupo de Inversiones Suramericana	1.3	254		3,422
				12,325
Russia - .1%
Transneft	4.45	10		32,021
South Korea - 1.0%
Amorepacific		26	[a]	3,786
LG Chem	2.74	19		4,404
LG Household & Health Care	1.44	9		5,706
Samsung Electronics	2.14	103		203,425
				217,321
Total Preferred Stocks (cost $531,776)				860,745
		Number of
		Rights
Rights - .0%
Philippines - .0%
Robinsons Land		376	[a]	20
South Korea - .0%
Mirae Asset Daewoo		455	[a,c]	129
Taiwan - .0%
CTBC Financial Holding		477	[a]	60
Evergreen Marine		683	[a]	46
				106
Total Rights (cost $3,419)				255

Other Investment - 2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $449,504)	449,504 [d]	449,504
Total Investments (cost $16,140,916)	99.5%	22,255,763
Cash and Receivables (Net)	.5%	122,094
Net Assets	100.0%	22,377,857

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
MICEX—Moscow Interbank Currency Exchange
REIT—Real Estate Investment Trust
RTS—Russian Trading System

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $44,399 or .2% of net assets.

[c]	The fund held Level 3 securities at January 31, 2018, these securities were valued at $129 or .0% of net assets.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks	19,296,199	-	-	19,296,199
Equity Securities – Foreign
Preferred Stocks	860,745	-	-	860,745
Exchange-Traded Funds	1,649,060	-	-	1,649,060
Registered Investment Company	449,504	-	-	449,504
Rights	126	-	129	255

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2018, accumulated net unrealized appreciation on investments was $6,114,847, consisting of $6,231,033 gross unrealized appreciation and $116,186 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)